UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT NQM Depositor II, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001844243

GCAT 2022-NQM2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by GCAT NQM Depositor II, LLC on March 21, 2022 (the “Original Filing”) relating to GCAT 2022-NQM2 Trust and is being filed solely to replace the reports set forth on Exhibits 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.19, 99.20, 99.21, 99.22, 99.23, 99.24, 99.31, 99.32, 99.33, 99.34, 99.35 and 99.36 to the Original Filing with the reports that are attached as Exhibits to this Form ABS-15G/A.

EXHIBIT INDEX

99.7	AMC Diligence, LLC (“AMC”) Executive Summary
99.8	AMC Rating Agency Grades
99.9	AMC Exception Grades
99.10	AMC Valuation Summary
99.11	AMC Supplemental Data
99.12	AMC Data Compare
99.19	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.20	Digital Risk Data Integrity Report
99.21	Digital Risk Rating Agency Report
99.22	Digital Risk Supplemental Data Report
99.23	Digital Risk Findings Report
99.24	Digital Risk Valuation Securitization Report
99.31	The StoneHill Group, Inc. (“StoneHill”) Executive Summary
99.32	StoneHill Rating Agency Grades Summary Report
99.33	StoneHill ATR QM Report
99.34	StoneHill Data Compare Report
99.35	StoneHill Rating Agency Grades Detail Report
99.36	StoneHill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat nqm DEPOSITOR II, LLC

(Depositor)

Date: April 14, 2022

/s/ Thomas Durkin

Name: Thomas Durkin

Title: President (senior officer in charge of securitization)